Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 126,859	$ 22,986	$ 66,952
Other comprehensive income (loss):
Change related to Shipboard Retirement Plan	(2,615)	349	(6,151)
Changes related to cash flow hedges:
Net gain related to cash flow hedges	15,198	4,726	6,688
Amount realized and reclassified into earnings	(36,686)	(3,065)	1,625
Total other comprehensive income (loss)	(24,103)	2,010	2,162
Total comprehensive income	$ 102,756	$ 24,996	$ 69,114